UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 26.5%
Consumer Discretionary - 2.1%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	385,000	$398,956
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	3,500,000	3,416,875

Total Auto Components				3,815,831

Automobiles - 0.3%
BMW U.S. Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,525,323	(a)
Daimler Finance NA LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,228,625	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,390,000	5,847,552
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,678,742
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,721,565
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,244,931
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,412,256
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,719,788
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,049,754
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,011,089
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	890,255
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,041,699
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,754,810
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,872,126
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	937,767
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,328,578

Total Automobiles				61,264,860

Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	5,920,000	5,666,624	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,350,425
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,430,000	1,417,488
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	10,898,846
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,950,000	12,784,842
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	2,330,000	2,359,125	(a)

Total Hotels, Restaurants & Leisure				35,477,350

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,541,300
Newell Brands Inc., Senior Notes	3.150%	4/1/21	8,400,000	8,318,283
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,101,687
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,046,109
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,716,300

Total Household Durables				35,723,679

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,772,449	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,798,896	(a)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	11,419,293
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	8,331,931	(a)
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	510,825
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,970,000	3,118,500
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	489,477

Total Internet & Direct Marketing Retail				45,441,371

Media - 1.2%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	262,578
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,332
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	323,926
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	5,240,000	6,852,466
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	161,826
Altice France SA, Senior Secured Bonds	6.000%	5/15/22	9,420,000	9,219,637	(a)
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	4,315,000	4,083,069	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	19,700,000	18,838,125	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	5,010,000	$4,769,019	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,812,733
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	10,783,794
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	26,510,000	25,426,993
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,290,923
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,974,098
Comcast Corp., Senior Bonds	3.969%	11/1/47	221,000	210,076
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,858,467
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,774,654
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	246,826
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	70,968
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,877,775
Comcast Corp., Senior Notes	3.900%	3/1/38	17,500,000	16,999,424
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,469,040
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,317,450
DISH DBS Corp., Senior Notes	5.875%	7/15/22	2,299,000	2,207,040
DISH DBS Corp., Senior Notes	5.875%	11/15/24	18,055,000	16,159,225
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	18,070,000	18,454,457	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	21,882,227	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	11,672,173
Time Warner Cable LLC, Senior Notes	5.000%	2/1/20	2,460,000	2,527,705
Time Warner Cable LLC, Debentures	7.300%	7/1/38	8,925,000	10,730,627
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	15,880,000	16,669,203
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	8,351,000	8,446,611
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	3,295,000	3,762,335
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	8,447,000	8,849,996
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,687,139
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	20,804
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,635,135
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,136,275
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,222,202	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,552,336
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,715,069
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,040,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	1,540,000	1,488,025	(a)

Total Media				283,490,783

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	11,868,695

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,373,592

TOTAL CONSUMER DISCRETIONARY				478,456,161

CONSUMER STAPLES - 2.3%
Beverages - 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,524,092
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	11,940,000	11,962,019
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	37,240,000	37,080,908
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	25,970,000	28,117,463
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	13,166,069

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	$4,925,697
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	25,912,356
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	15,570,393	(b)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	19,410,000	19,670,665	(b)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,430,578
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,761,700	(a)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	646,477
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,400,421
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,379,331
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	6,635,000	6,156,579
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,964,425
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,894,631	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,842,227	(a)

Total Beverages				219,406,031

Food & Staples Retailing - 0.1%
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	310,182	320,992	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	3,690,134	3,940,752
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	9,836,959	10,636,325
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,310,020	2,615,581
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	803,392
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	11,358,729

Total Food & Staples Retailing				29,675,771

Food Products - 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	20,650,000	19,591,276	(a)
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,211,297	(a)
Danone SA, Senior Notes	2.947%	11/2/26	8,600,000	8,001,798	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,090,639	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	9,920,216
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	4,590,000	4,587,748
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	7,610,000	7,588,448
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,000,000	1,849,362
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,830,000	5,022,300
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	440,000	441,767
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,008,639
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	13,460,000	12,390,682
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	89,663	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,429,563	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,087,680	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,495,406	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	696,090	(a)

Total Food Products				108,502,574

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,585,000

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	12,695,677
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,617,692
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	4,996,587
BAT Capital Corp., Senior Notes	3.557%	8/15/27	47,740,000	45,816,989	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	23,450,000	23,291,211	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,284,921
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,361,730
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,065,764
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,315,099
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,201,379
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,293,337
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,844,388
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,898,390

Total Tobacco				170,683,164

TOTAL CONSUMER STAPLES				535,852,540

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
Baker Hughes a GE Co., LLC, Senior Notes	3.200%	8/15/21	2,487,000	$2,494,200
Ensco PLC, Senior Notes	8.000%	1/31/24	5,622,000	5,453,340
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	13,693,400
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,875,589
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,296,210
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	739,596	(a)

Total Energy Equipment & Services				37,552,335

Oil, Gas & Consumable Fuels - 3.9%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,284,272
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	31,571
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	16,785,523
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	4,329,749
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	15,504,996
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,811,119
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	17,084,162
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,180,269
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,055,006
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,610,002
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,942,946
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	17,074,074
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	23,500,000	23,481,168
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,641,251
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	517,679
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,654,047
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	16,310,000	16,180,382
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	7,160,000	7,154,144
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	6,420,000	6,395,925
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,218,000	1,294,125	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,187
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	4,690,000	4,736,900
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,140,000	2,845,625
Chevron Corp., Senior Notes	2.954%	5/16/26	20,390,000	19,637,698
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	13,826,000	13,661,037
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	34,448,767
Concho Resources Inc., Senior Notes	4.375%	1/15/25	3,590,000	3,644,708
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,086,200
ConocoPhillips, Notes	6.500%	2/1/39	90,000	118,549
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,957
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	883,270
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	856,619
Continental Resources Inc., Senior Notes	4.375%	1/15/28	4,780,000	4,666,475	(a)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,686,051
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	12,986,292
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	11,205,313
Devon Energy Corp., Senior Notes	5.000%	6/15/45	23,090,000	24,633,187

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	$27,246,441
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	5,879,492
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	5,110,000	3,660,037	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	2,220,000	1,492,950	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,327,023
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	23,929,577
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,644,244
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,762,089
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,511,340
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	12,704,918
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	4,176,115
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	16,590,000	16,550,700
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	294,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,640,000	1,361,200	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,290,096
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	9,369,303
MPLX LP, Senior Notes	4.500%	4/15/38	11,300,000	11,193,330
MPLX LP, Senior Notes	4.700%	4/15/48	21,620,000	21,143,560
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,227
Noble Energy Inc., Senior Notes	3.850%	1/15/28	9,560,000	9,418,708
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,639,949
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,826,539
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,696,221
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	4,350,000	4,422,819
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,191,385
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,362,269
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,159,557
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,082,587
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,837,569
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	10,210,000	10,176,078
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	9,210,000	9,850,095
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,086,022
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	91,508,812	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,369,205
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	16,048,793
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	14,490,000	15,025,116
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,791,525
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,446,980
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,847,645
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,637,150
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,454,400
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	7,845,332
Range Resources Corp., Senior Notes	4.875%	5/15/25	3,030,000	2,825,475
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,174,622
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	517,164

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	$3,093,067
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,544,000	1,868,250
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	10,880,033	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,720,300	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,040,591
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,258,023
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,193,495
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,913,538
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,668,957
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	20,849,972
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	667,053
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,083,540	(a)
SM Energy Co., Senior Notes	6.500%	1/1/23	2,360,000	2,354,100
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	18,434,855
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,480,000	2,517,200
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	5,825,000	5,875,969	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	609,716
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,920,511
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,870,900
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,811,426
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	351,575
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,036,550
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	956,250
Williams Partners LP, Senior Notes	5.250%	3/15/20	4,750,000	4,924,262
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	278,775
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,620,000

Total Oil, Gas & Consumable Fuels				909,713,812

TOTAL ENERGY				947,266,147

FINANCIALS - 9.0%
Banks - 6.4%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,839,877	(a)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	6,210,000	6,373,882	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	4/16/18	12,050,000	10,347,937	(c)(d)
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	7,780,000	8,198,175	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	4,090,000	4,340,921	(c)(d)
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	160,405
Bank of America Corp., Senior Notes	2.600%	1/15/19	1,176,000	1,177,294
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,894,343
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	39,232,443	(a)(d)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	236,928
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,080,877	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	$14,204,902
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,894,031
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,030,536	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	26,068,461	(a)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	37,300,000	41,971,463
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	3,050,000	3,120,871
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,312,675
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,295,344
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,097,002
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	9,964,436	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,448,073	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	5,880,814
Citigroup Inc., Junior Subordinated Bonds (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,169,000	(c)(d)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,537,650	(c)(d)
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	28,839,585	(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,235,432	(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	2,212,225	(c)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	51,410,000	49,728,622	(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,334,029
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	26,541,026
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	19,449,308
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	716,121
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,391,219
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,526,866
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,420,000	36,893,647
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,027,649
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	157,826
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,672,097
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,969,386
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,121,812
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,288,033	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	16,490,000	16,068,149	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	11,522,000	12,642,630	(a)(c)(d)
Cooperatieve Rabobank U.A., Senior Notes	2.250%	1/14/20	8,520,000	8,412,633
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	10,434,000	10,746,226	(a)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,109,199
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	26,000,000	26,302,215
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	8,420,000	9,494,496
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	18,253,500	(a)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	11,180,000	$10,660,996	(a)(d)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	8,480,000	8,454,364	(a)
HSBC Bank USA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,609,516
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	10,596,600	(c)(d)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	26,744,538
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,792,267
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	19,255,566
HSBC Holdings PLC, Junior Subordinated Bonds (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	21,490,000	22,000,387	(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	21,390,000	21,844,537	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,324,437
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,640,010
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,012,143	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	14,955,400	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	8,861,351	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	6,997,488	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	30,901,000	29,251,083	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	29,046,840	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	600,000	603,077	(a)
JPMorgan Chase & Co., Senior Bonds	2.550%	3/1/21	4,220,000	4,153,967
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	9,993,432
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,105,938
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,844,533
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,868,130
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,968
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	28,991,658	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,192,400
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	20,135,872
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,107,523
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,670,000	19,163,531
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,088,895
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	106,743	(a)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,410,000	4,463,037
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	2,837,198	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,458,312
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,148,387
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,250,311	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,746,821
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,605,194
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,731,527
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,078,545
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,629,195
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,943,615	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	$6,046,745
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,100,615	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	19,190,000	21,215,134	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,309,736
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	32,324,347	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	4,911,798	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	26,840,000	27,068,098	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/30/18	38,301,000	38,207,163	(c)(d)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	3,665,310	(c)(d)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,489,298
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,665,597
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,772,332
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,858,998
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	36,553,106
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,006,797
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,114,249
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	20,674,023
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	17,236,581
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,986,792
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	20,285,000	20,835,625
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,089,020
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,503,489
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	11,860,102

Total Banks				1,473,822,558

Capital Markets - 1.5%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,507,258
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	6,887,593
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	25,609,287
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 4/30/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/30/18	413,000	348,262	(c)(d)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	20,030,000	21,483,808
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	583,000
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	210,316
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,867,407
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,177,753
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,637,164
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	33,888,124	(d)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,182,546
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,439,128
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,818,594
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,255,517
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,590,603	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	53,805,000	52,809,116	(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	37,583,171

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000		$24,307,874
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000		10,842,556
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,841,000		20,323,698
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000		1,503,974	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/30/18	5,550,000		0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes (3 mo. USD LIBOR + 0.780%)	3.589%	8/19/65	190,000		0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000		0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000		0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000		1,797,172
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000		42,455,016	(d)

Total Capital Markets					359,108,937

Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000		2,925,041
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000		4,520,250
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000		12,075,124
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000		1,516,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		63,900

Total Consumer Finance					21,100,815

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000		8,605,857
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000		2,654,942
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000		1,229,281
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	6,003,498		6,999,900
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000		4,895,985	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		6,084,862
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,160,000		3,005,950	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,200,000		3,036,000	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		16,794,950
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		5,064,083
ILFC E-Capital Trust II, Bonds ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.890%	12/21/65	2,870,000		2,819,775	(a)(d)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,364,992
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,807,967
Magnolia Finance X Ltd.	3.010%	3/12/20	43,957,673	GBP	60,130,832	(a)(d)(h)
Magnolia Finance X Ltd.	4.270%	3/12/20	14,457,839	GBP	19,777,250	(a)(d)(h)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,510,000		2,468,459	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	3,960,000		3,851,100	(a)

Total Diversified Financial Services					161,592,185

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,644		397,197	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	1,435,710		1,453,656	(a)(d)
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	446,000		473,875	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	$12,288,501
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000	2,667,895	(a)
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,039,543
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,336,563
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,214,000	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,493,000	6,035,434
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,562,934
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	2,184,000	2,180,161	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	314,109
Reliance Standard Life Global Funding II, Secured Notes	2.500%	1/15/20	3,726,000	3,689,807	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,566,873	(a)

Total Insurance				65,220,548

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000	5,162,875	(a)

TOTAL FINANCIALS				2,086,007,918

HEALTH CARE - 2.8%
Biotechnology - 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000	9,307,942
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,261,632
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,491,948
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,003,856
Celgene Corp., Senior Bonds	2.250%	8/15/21	10,330,000	9,998,778
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,648,265
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,175,067
Celgene Corp., Senior Notes	3.875%	8/15/25	9,250,000	9,178,667
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	4,059,332
Celgene Corp., Senior Notes	5.000%	8/15/45	3,020,000	3,158,061
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	399,000	401,090
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,480,684
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,991,132
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,567,124
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	6,657,814
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	7,519,224

Total Biotechnology				72,900,616

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	11,610,000	11,569,038
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,209,289
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	11,173,113
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	18,160,000	17,503,047
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	3,922,000	3,861,938
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	2,910,061
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,011,320
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	26,883,545

Total Health Care Equipment & Supplies				82,121,351

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,510,809
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,155,907
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,214,938
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,078,889
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,025,308
Anthem Inc., Senior Notes	3.650%	12/1/27	12,200,000	11,818,701
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,942,665
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,264,012
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	6,782,955
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,320,675
Centene Corp., Senior Notes	4.750%	5/15/22	7,692,000	7,826,610
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,680,038
Centene Corp., Senior Notes	4.750%	1/15/25	3,970,000	3,880,675

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	3.350%	3/9/21	8,290,000	$8,340,909
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,841,652
CVS Health Corp., Senior Notes	3.700%	3/9/23	26,650,000	26,824,247
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	13,363,103
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,415,337
CVS Health Corp., Senior Notes	4.300%	3/25/28	79,630,000	80,127,166
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	13,211,982
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,600,000	3,801,253
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,504,518	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	814,636	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,162,380	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,255,900
HCA Inc., Notes	7.690%	6/15/25	723,000	800,723
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	812,722
HCA Inc., Senior Secured Notes	5.875%	3/15/22	4,150,000	4,383,437
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	334,125
HCA Inc., Senior Secured Notes	5.250%	6/15/26	3,750,000	3,808,125
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,340,000	2,266,875
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,442,252
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,304,758
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,498,008
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,618,515
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	621,315
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	10,300,000	10,176,664
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	7,000,000	7,323,750
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,525,265
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,349,334
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,062,120
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,036,551
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,390,050

Total Health Care Providers & Services				341,919,854

Pharmaceuticals - 0.7%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,174,747
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	9,976,431
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	2,390,000	2,346,597
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,042,000	1,026,087
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	6,100,000	5,958,732
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,174,840
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	29,697,637
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,463,955
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,219
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	4,680,000	4,149,568
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	5,453,000	5,136,653
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	4,849,000	4,690,349
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	27,137,000	24,455,926
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,520,000	1,289,409
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,620,000	1,302,806
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	14,472,000	14,580,540	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	2,160,000	2,070,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,430,000	$1,258,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	4,949,000	4,386,002	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,981,000	1,717,032	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	6,090,000	6,074,775	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.250%	4/1/26	3,020,000	3,016,074	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	2,140,000	2,217,575	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	5,760,000	6,026,400	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,519,352

Total Pharmaceuticals				161,718,006

TOTAL HEALTH CARE				658,659,827

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	8,633,611
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,317,024
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,257,813
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,027,527
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,575,355
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,380,000	9,967,804
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	28,427,429
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,548,717
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	5,455,699

Total Aerospace & Defense				78,210,979

Air Freight & Logistics - 0.0%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	5,090,000	4,935,513
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	3,680,000	3,546,385

Total Air Freight & Logistics				8,481,898

Airlines - 0.1%
Air 2 U.S., Notes	8.027%	10/1/19	796,292	820,678	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,418,850	9,022,565
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	23,959	25,936
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	6,703,951	7,416,916
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	638,733	645,121	(h)

Total Airlines				17,931,216

Commercial Services & Supplies - 0.2%
Cintas Corp., Senior Notes	2.900%	4/1/22	7,980,000	7,862,652
Cintas Corp., Senior Notes	3.700%	4/1/27	7,500,000	7,505,312
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,146,746
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,200,729	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,089,600
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	4,060,000	4,171,650
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,193,875
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	630,000	636,300
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,270,000	1,228,725
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,466,536
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,455,630
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,622,390
West Corp., Senior Secured Notes	4.750%	7/15/21	880,000	895,400	(a)

Total Commercial Services & Supplies				44,475,545

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,441,280
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,637,444
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,556,896

Total Electrical Equipment				32,635,620

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	$1,706,146
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	4,961,350
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	428,288
General Electric Co., Senior Notes	5.875%	1/14/38	6,943,000	8,104,790
General Electric Co., Senior Notes	6.875%	1/10/39	32,494,000	42,165,258
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,544,352
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,596,781

Total Industrial Conglomerates				70,506,965

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,254,092
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,442,620

Total Machinery				7,696,712

Trading Companies & Distributors - 0.0%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	3,790,000	3,628,925	(a)

TOTAL INDUSTRIALS				263,567,860

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	3,543,300	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,198,605
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,738,215

Total Communications Equipment				13,480,120

IT Services - 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	1,191,000	1,253,170	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	21,169,000	21,248,384	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,654,327
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	17,709,775

Total IT Services				65,865,656

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,278,003
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	520,000	506,674
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,142,821
Intel Corp., Senior Notes	3.734%	12/8/47	3,104,000	3,032,602	(a)

Total Semiconductors & Semiconductor Equipment				16,960,100

Software - 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	69,200,000	64,468,107
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	18,978,978
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,177,046
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	40,203,400
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	752,532
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,812,914
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	3,828,053

Total Software				137,221,030

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,156,604
Apple Inc., Senior Notes	2.450%	8/4/26	30,530,000	28,332,944
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	36,680,000	36,856,334	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,501,364	(a)

Total Technology Hardware, Storage & Peripherals				114,847,246

TOTAL INFORMATION TECHNOLOGY				348,374,152

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.2%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,162,000	$2,261,109
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	12,860,475	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	1,311,000	1,331,112
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,549,545
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	2,960,599
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,378,888	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	340,262
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	2,950,000	3,038,500

Total Chemicals				35,720,490

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	947,050	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	4,500,000	4,533,750	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,816,713
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,246,831	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,878,493
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,305,937

Total Containers & Packaging				17,728,774

Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	12,985,000	13,958,875	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,576,284	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,279,143	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,913,304	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	5,330,000	5,119,408	(a)
ArcelorMittal SA, Senior Notes	6.500%	2/25/22	3,010,000	3,273,375
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,144,375
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,738,187
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,988,000	2,055,061
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	9,656,189
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	9,666,136
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	978,305
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,834,248
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	32,326,875	(a)(d)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,825,000
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,359,688
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	572,300
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,253,053
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,172,000	3,857,848
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	1,994,272	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	29,060,000	28,066,584	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	4,620,000	4,655,486	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	17,390,000	16,818,918	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	26,018,602
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	13,714,000	16,198,977
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,211,568	(a)

Total Metals & Mining				238,352,061

TOTAL MATERIALS				291,801,325

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	600,000	621,906	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,041,877	(a)

TOTAL REAL ESTATE				24,663,783

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	$1,511,590
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,487,175
AT&T Inc., Senior Notes	3.400%	5/15/25	30,145,000	29,091,494
AT&T Inc., Senior Notes	3.900%	8/14/27	40,077,000	40,429,849
AT&T Inc., Senior Notes	4.900%	8/14/37	11,165,000	11,262,481
AT&T Inc., Senior Notes	4.350%	6/15/45	10,783,000	9,891,583
AT&T Inc., Senior Notes	4.500%	3/9/48	7,490,000	6,989,097
AT&T Inc., Senior Notes	5.300%	8/14/58	6,890,000	6,976,553
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,890,000	1,837,010	(a)
British Telecommunications PLC, Bonds	9.125%	12/15/30	5,310,000	7,775,195
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	2,998,812	(a)
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,541,752
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,034,000	4,119,722	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,519,899
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,660,897
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	170,000	170,141
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	6,160,000	6,571,772
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	10,010,000	10,826,918
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,455,000	1,618,443
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	12,867,000	13,422,464
Verizon Communications Inc., Senior Notes	2.946%	3/15/22	2,990,000	2,942,451
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	6,602,198
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	27,273,007
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	4,672,000	4,274,527
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	39,935,000	40,526,051
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,130,000	2,162,206
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,660,880
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	8,590,000	8,702,237
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	5,165,202

Total Diversified Telecommunication Services				269,011,606

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,680,000	3,801,746
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	81,263
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,561,000	4,709,233	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,880,000	1,948,150
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	2,965,250
Sprint Corp., Senior Notes	7.625%	2/15/25	18,385,000	18,109,225
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	4,025,000	4,009,906	(a)
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	16,570,000	16,673,563	(a)

Total Wireless Telecommunication Services				52,298,336

TOTAL TELECOMMUNICATION SERVICES				321,309,942

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.9%
Electric Utilities - 0.8%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	156,000	$199,401
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,600,576
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	395,313
Exelon Corp., Bonds	5.625%	6/15/35	426,000	510,000
FirstEnergy Corp., Notes	7.375%	11/15/31	54,686,000	72,097,252
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,965,172
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	15,548,597
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	7,949,000	8,394,171
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,354,752	(j)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	21,485,000	25,677,627
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	8,470,000	8,031,796	(a)
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	12,214,971
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,345,952
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,960,167

Total Electric Utilities				178,295,747

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,334,727

Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,300,000	5,365,190	(a)

Multi-Utilities - 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,757,170

TOTAL UTILITIES				200,752,834
TOTAL CORPORATE BONDS & NOTES (Cost - $6,088,518,014)				6,156,712,489

			FACE AMOUNT†/UNITS
ASSET-BACKED SECURITIES - 5.7%
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	6,596,923	6,488,452	(a)
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	1.858%	4/15/24	12,232,602	10,813,388	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	21,890,000	21,497,337	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 1.140%)	2.761%	9/25/34	9,509	9,549	(d)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.694%	9/25/34	2,110,905	2,045,813	(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.175%	12/27/39	7,100,000	7,454,328	(d)
CDC Mortgage Capital Trust, 2004-HE3 M1 (1 mo. USD LIBOR + 0.915%)	2.536%	11/25/34	92,500	90,959	(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.121%	10/25/37	49,920,000	51,086,705	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	3.302%	10/25/37	108,930,000	94,338,543	(a)(d)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	37,210,000	37,696,335	(a)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	697	681	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	16,241,512	$15,854,407	(d)
Contimortgage Home Equity Trust, 1997-4 B1F (6 mo. USD LIBOR + 5.520%)	7.330%	10/15/28	120,648	178,352	(d)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	2.492%	9/25/33	453,812	443,930	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.212%	12/25/36	76,102	42,442	(a)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	1.917%	7/15/36	60,327	56,398	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.927%	11/15/36	644,056	552,345	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.917%	1/15/37	6,857,831	6,528,608	(d)
Countrywide Home Equity Loan Trust, 2007-B A (1 mo. USD LIBOR + 0.150%)	1.927%	2/15/37	8,712,353	8,327,401	(d)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	13,677,124	13,627,273	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	2.372%	10/25/34	4,911,907	4,935,630	(a)(d)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	3,058	3,061
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	1,850,000	1,851,347	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	5.088%	3/13/32	3,675,000	3,677,572	(d)
GSAA Home Equity Trust, 2005-6 A3 (1 mo. USD LIBOR + 0.370%)	2.361%	6/25/35	3,076,112	3,108,405	(d)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.272%	10/25/46	7,300,091	6,936,730	(a)(d)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,492,853	(a)
Hertz Vehicle Financing LLC, 2016-1A D	5.730%	3/25/20	18,584,000	18,734,345	(a)
Hertz Vehicle Financing LLC, 2016-2A D	5.970%	3/25/22	10,226,000	10,390,465	(a)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	67,960,000	67,451,048	(a)
Hertz Vehicle Financing LLC, 2017-1A D	6.490%	10/25/21	24,750,000	25,450,400	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	2.012%	12/25/36	103,772,367	86,976,944	(d)
Lehman XS Trust, 2006-2N 1A1 (1 mo. USD LIBOR + 0.260%)	2.132%	2/25/46	15,600,454	13,851,682	(d)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	2.032%	10/25/36	3,996,255	1,803,491	(d)
Morgan Stanley Capital Inc., 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	2.641%	10/25/33	385,770	386,638	(d)
National Collegiate Student Loan Trust, 2007-4 A3L (1 mo. USD LIBOR + 0.850%)	2.722%	3/25/38	61,799,459	42,653,060	(d)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.671%	7/26/66	40,060,000	41,042,303	(a)(d)
Navient Student Loan Trust, 2017-5A A (1 mo. USD LIBOR + 0.800%)	2.672%	7/26/66	54,167,430	54,594,724	(a)(d)
Navient Student Loan Trust, 2018-1A A3 (1 mo. USD LIBOR + 0.720%)	2.592%	3/25/67	12,950,000	13,019,580	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.120%)	1.865%	4/25/31	4,180,000	$4,210,447	(d)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	39,864,075	39,415,302
Origen Manufactured Housing, 2006-A A2	3.535%	10/15/37	16,000,909	15,026,886	(d)
Origen Manufactured Housing, 2007-A A2	4.072%	4/15/37	16,621,948	15,332,887	(d)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	3.421%	7/25/35	4,364,092	4,416,989	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	2.801%	3/25/34	6,534,090	6,564,543	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	14,856,709	11,472,254
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB (1 mo. USD LIBOR + 0.660%)	2.532%	5/25/33	537,434	528,217	(d)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.746%	8/25/33	1,449,222	1,380,440	(d)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	2.222%	10/25/36	17,250,000	15,710,762	(d)
Residential Funding Mortgage Securities II, 2003-HS3 (1 mo. USD LIBOR + 0.290%)	2.162%	8/25/33	13,155	13,159	(d)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.121%	10/25/32	1,510,089	1,427,186	(a)(d)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.332%	4/25/36	420,715	413,249	(d)
SACO I Trust, 2006-5 1A (1 mo. USD LIBOR + 0.300%)	2.172%	4/25/36	39,659	39,203	(d)
Securitized Asset-Backed Receivables LLC, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	1.922%	10/25/36	31,044,268	14,555,450	(d)
Securitized Asset-Backed Receivables LLC, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	2.032%	10/25/36	84,617,622	40,304,617	(d)
Securitized Asset-Backed Receivables LLC, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	2.092%	10/25/36	42,893,799	20,580,217	(d)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	2.285%	9/15/39	20,820,000	20,136,842	(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	230,210,000	222,306,868	(d)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	3.445%	7/25/23	13,778,688	14,148,742	(d)
SLM Student Loan Trust, 2008-9 A (3 mo. USD LIBOR + 1.500%)	3.245%	4/25/23	15,919,535	16,261,195	(d)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	2,908,530	2,829,508	(a)(h)
Small Business Administration, 2018-10A 1	3.187%	3/10/28	13,690,000	13,795,536
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	1,889,283	1,862,708
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	72,505,972	(a)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	12,742,104	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1 (1 mo. USD LIBOR + 0.340%)	2.212%	7/25/29	2,447	2,438	(d)
Structured Asset Securities Corp., 2005-SC1 1A2 (6 mo. USD LIBOR + 5.300%)	7.192%	5/25/31	7,003,136	6,742,881	(a)(d)
Structured Asset Securities Corp., 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.841%	2/25/36	1,110,208	65,090	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp., 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	2.022%	3/25/37	30,774,709	$24,890,763	(d)
Upgrade Pass-Through Trust	7.000%	3/15/24	12,549,933	12,549,933	(a)(h)
Upgrade Pass-Through Trust	16.537%	5/15/24	17,370,354	17,370,354	(a)(h)
Upgrade Pass-Through Trust	13.318%	12/27/27	14,390,915	14,390,915	(a)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,285,099,919)				1,332,487,181

			FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 9.4%
American Home Mortgage Assets, 2006-3 3A12 (1 mo. USD LIBOR + 0.190%)	2.062%	10/25/46	5,867,458	5,524,140	(d)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	868,515	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	7,393,417	7,298,383
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.676%	4/10/49	970,659	645,495	(d)
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.600%	12/20/34	58,317	54,336	(d)
Banc of America Funding Corp., 2015-R2 03A2 (1 mo. USD LIBOR + 0.260%)	2.132%	4/29/37	50,513,000	46,814,842	(a)(d)
Banc of America Funding Corp., 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	2.062%	6/29/37	28,434,755	27,614,927	(a)(d)
Banc of America Funding Corp., 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	2.132%	4/29/37	14,079,949	14,001,374	(a)(d)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	28,528,200	(a)(d)(h)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,092,772	11,818,565	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	26.561%	7/25/36	3,817,871	5,665,302	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	2.042%	3/25/37	21,784,546	19,628,819	(d)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	5.500%	10/15/32	37,710,000	37,968,955	(a)(d)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	1,830,000	913,861
Chevy Chase Mortgage Funding Corp., 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	2.072%	10/25/36	523,642	492,326	(a)(d)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	2,377,759	2,289,142
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.191%	12/10/49	2,160,000	1,379,051	(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	7,621,746
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	16,424,000	16,837,371	(d)
Citigroup Commercial Mortgage Trust, 2017-P7 C	4.342%	4/14/50	18,830,000	18,879,408	(d)
Citigroup Commercial Mortgage Trust, 2018-B2 A4	4.009%	3/10/51	35,210,000	36,549,741
Citigroup Mortgage Loan Trust Inc., 2005-05 (6 mo. USD LIBOR + 2.210%)	3.558%	8/25/35	84,520	75,527	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	2.112%	11/25/36	2,957,886	$2,965,950	(d)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AJFL (1 mo. USD LIBOR + 0.270%)	2.056%	4/15/47	17,516,623	17,334,347	(a)(d)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	2.560%	4/15/36	20,980,000	21,086,385	(a)(d)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,792,992
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,525,008	(d)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.079%	10/10/46	730,000	731,395	(d)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,731,799	(d)
Commercial Mortgage Trust, 2013-CR09 E	4.254%	7/10/45	3,000,000	1,981,836	(a)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.079%	10/10/46	1,453,000	1,062,795	(a)(d)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	595,516
Commercial Mortgage Trust, 2014-CR21 C	4.416%	12/10/47	11,948,000	11,767,167	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,500,569	(d)
Commercial Mortgage Trust, 2015-DC1 C	4.353%	2/10/48	3,070,000	3,014,203	(d)
Cosmopolitan Hotel Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	2.490%	11/15/36	25,085,000	25,210,425	(a)(d)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	6,733,699	6,295,922
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	6,366,515	5,526,256
Countrywide Alternative Loan Trust, 2006-0A09 2A1B (1 mo. USD LIBOR + 0.200%)	2.022%	7/20/46	519,141	384,651	(d)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.600%)	22.117%	7/25/36	9,113,580	13,290,644	(d)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11 (-4.000 x 1 mo. USD LIBOR + 28.400%)	21.917%	8/25/36	3,473,741	4,441,210	(d)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.009%	2/25/37	18,286,794	4,363,664	(d)
Countrywide Home Loans, 2006-R2 AS, IO	3.999%	7/25/36	19,977,635	2,034,998	(a)(d)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	4,423,814	2,619,510	(d)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	8,860,337	7,303,133
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	5,377,880	5,229,164	(d)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,799,101	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,950,000	10,544,151	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,851,720	(a)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.941%	8/27/36	26,422,740	27,116,089	(a)(d)
Credit Suisse Mortgage Trust, 2015-04R 3A3 (1 mo. USD LIBOR + 0.310%)	1.862%	10/27/36	48,456,954	26,560,575	(a)(d)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	4,150,000	4,268,482	(a)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	6.870%	7/15/32	23,400,000	23,376,530	(a)(d)
Credit Suisse Mortgage Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	20,941,911	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,114,887	(a)(d)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,487,116	(a)(d)
Deutsche Bank Commercial Mortgage Trust, 2017-C6 A5	3.328%	6/10/50	6,530,000	6,434,061
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	14,789,926	15,771,187

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.703%	11/15/36	1,551,186	$218,828	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.843%	2/15/37	8,808,255	1,416,292	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.443%	9/15/37	2,303,216	322,332	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	1,156,574	9,123
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.643%	1/15/40	3,682,696	514,526	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	6,745,198	7,052,913
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	21,335,121	22,031,488
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.363%	10/15/41	10,582,765	1,544,285	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.903%	12/15/41	6,611,748	1,224,388	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.463%	8/15/39	4,100,894	513,371	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.413%	8/15/42	2,121,162	378,542	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	5,952,333	851,232
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	4,159,653	408,458
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.613%	5/15/39	4,214,995	417,491	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.663%	9/15/42	4,030,604	537,875	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	5,084,012	496,467
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,114,066	426,981
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.618%	4/15/41	11,485,349	466,278	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	9,688,900	10,652,552
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,239,034	118,231
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.704%	2/15/38	1,863,772	123,028	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.513%	8/15/44	12,991,670	2,359,285	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.413%	12/15/46	27,755,838	5,099,145	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	3.361%	7/25/30	55,580,000	55,184,826	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.038%	4/25/20	62,032,256	1,072,197	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.592%	7/25/21	19,887,819	875,949	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.682%	10/25/21	8,157,444	360,461	(d)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.369%	10/25/35	4,139,688	272,047
Federal National Mortgage Association (FNMA), 2006-028 IP, IO	1.542%	4/25/36	2,880,226	239,586

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	2.132%	7/25/36	4,637,591	$414,953
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	2.138%	12/25/36	7,395,081	693,060
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	1.589%	12/25/36	7,445,594	507,090
Federal National Mortgage Association (FNMA), 2010-027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.859%	4/25/40	3,021,829	511,623	(d)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	19,966,213
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,354,812	1,484,572
Federal National Mortgage Association (FNMA), 2011-099 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.079%	10/25/26	1,672,896	159,190	(d)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	2,264,709	2,437,183
Federal National Mortgage Association (FNMA), 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.879%	4/25/42	3,599,843	640,151	(d)
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	5,784,683	6,468,443
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	8,674,537	10,057,313
Federal National Mortgage Association (FNMA), 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.029%	2/25/41	1,836,235	218,533	(d)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	558,482	505,350
Federal National Mortgage Association (FNMA), 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.029%	3/25/42	6,330,988	836,792	(d)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	334,174	294,109
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.979%	7/25/42	850,570	149,902	(d)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,061,850	180,948
Federal National Mortgage Association (FNMA), 2012-101 BI, IO	4.000%	9/25/27	3,406,749	320,430
Federal National Mortgage Association (FNMA), 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	4,972,069	837,821	(d)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	4,017,711	789,724	(d)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	12,353,316	2,059,784	(d)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	7,476,713	8,472,568
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	20,647,558	22,400,932
Federal National Mortgage Association (FNMA), 2013-009 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	3/25/42	6,887,109	860,104	(d)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	9,752,365	1,877,421
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	6,072,903	516,338
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	9,560,910	1,858,226
Federal National Mortgage Association (FNMA), 2013-054 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	6/25/43	9,661,413	1,769,411	(d)
Federal National Mortgage Association (FNMA), 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.329%	12/25/43	19,480,312	3,435,731	(d)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.616%	8/25/44	10,325,965	542,033	(d)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.321%	8/25/55	20,746,227	1,071,810	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	8/25/45	4,104,837	$830,355	(d)
Federal National Mortgage Association (FNMA), 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.379%	11/25/45	25,005,649	4,389,612	(d)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.479%	9/25/46	27,887,283	3,935,398	(d)
Federal National Mortgage Association (FNMA), 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.479%	9/25/46	12,683,603	1,651,971	(d)
Federal National Mortgage Association (FNMA), 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.479%	10/25/57	50,844,531	8,938,580	(d)
Federal National Mortgage Association (FNMA), 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.579%	11/25/47	17,591,953	2,594,628	(d)
Federal National Mortgage Association (FNMA), 2018-M1 A2	2.986%	12/25/27	15,350,000	15,010,565	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.552%	7/25/24	79,615,471	85,165,936	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	5.879%	2/25/25	6,346,327	6,891,361	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.621%	7/25/25	32,170,851	36,625,117	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M1 (1 mo. USD LIBOR + 0.950%)	2.571%	10/25/29	34,904,446	35,107,751	(a)(d)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	809,211	174,839
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,597,225	338,941
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	662,768	136,603
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	350,424	80,912	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	306,217	57,662	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	421,319	81,760
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,880,591	429,099
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	6,400,611	506,252
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	311,449	26,883
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	6,532,092	1,348,870
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	4,582,204	892,198
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,981,657	413,001
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	2.202%	6/25/37	11,997,959	7,453,159	(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	190,274,246	1,253,679	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
GAHR Commercial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/34	2,690,000	$2,695,546	(a)(d)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	1.758%	4/16/35	4,570,126	4,448,973	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	20,407,065	(d)
Government National Mortgage Association (GNMA), 2006-016 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	5.396%	4/20/36	864,301	126,552	(d)
Government National Mortgage Association (GNMA), 2007-51 SG,IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	4.986%	8/20/37	3,460,508	511,188	(d)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.906%	3/20/39	686,678	34,007	(d)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.886%	4/20/40	657,785	93,771	(d)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	7,551,417
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.056%	1/20/40	396,400	39,982	(d)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	21,867,455	22,642,455
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	28,180,924	30,962,314
Government National Mortgage Association (GNMA), 2010-118, IO	0.137%	4/16/53	2,909,009	19,657	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.564%	5/20/60	701,534	711,532	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.912%	8/20/58	1,752,467	1,739,198	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.942%	12/20/60	384,792	384,466	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.962%	12/20/60	8,135,059	8,132,334	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	390,440	36,566
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.012%	2/20/61	2,428,994	2,431,871	(d)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.042%	3/20/61	8,771,222	8,786,726	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.062%	3/20/61	7,778,489	7,796,259	(d)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.456%	3/20/42	2,269,430	332,243	(d)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	6,643,350	537,160
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	2,705,413	186,148

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.512%	8/16/42	4,412,769	$700,865	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.778%	1/16/54	78,631,519	3,949,347	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.853%	11/20/42	3,000,635	99,997	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.006%	8/20/44	597,324	81,448	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	7,653,723	697,197
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,179,085	230,014
Government National Mortgage Association (GNMA), 2016-021 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.556%	2/20/46	32,600,190	5,926,300	(d)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	4,664,117	949,192
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.512%	10/16/46	8,469,219	1,623,626	(d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.156%	7/20/67	39,030,963	5,674,595	(d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.627%	9/20/67	30,719,742	3,268,269	(d)
Government National Mortgage Association (GNMA), 2017-H20 IB,IO	1.963%	10/20/67	15,311,422	1,996,609	(d)(h)
Government National Mortgage Association (GNMA), 2017-H22 IC IO	2.179%	11/20/67	5,036,595	662,589	(d)
Government National Mortgage Association (GNMA), 2018-37	2.750%	3/20/48	12,900,000	12,597,739
Greenpoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	2.512%	10/25/45	3,127,457	3,094,295	(d)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1 (1 mo. USD LIBOR + 0.560%)	2.432%	11/25/45	18,311,904	13,108,410	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.102%	4/25/36	1,001,626	1,197,306	(d)
GS Mortgage Securities Trust, 2007-GG10 AM	5.814%	8/10/45	4,693,405	4,756,564	(d)
GS Mortgage Securities Trust, 2013-GC14 F	4.936%	8/10/46	2,034,950	1,548,786	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,542,415	(d)
GS Mortgage Securities Trust, 2015-GC28	4.327%	2/10/48	5,800,000	4,642,556	(a)(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.013%	5/10/50	16,340,000	16,397,295	(d)
GS Mortgage Securities Trust, 2015-GS1 E	4.422%	11/10/48	10,015,000	6,721,938	(a)(d)
GS Mortgage Securities Trust, 2015-GS1 F	4.422%	11/10/48	5,107,000	3,009,974	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	15,000,000	14,910,555
GSMPS Mortgage Loan Trust, 2005-RP2 1AF (1 mo. USD LIBOR + 0.350%)	2.222%	3/25/35	7,018,978	6,611,399	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1 (12 mo. USD LIBOR + 2.000%)	3.860%	11/25/35	1,022,780	880,598	(d)
HarborView Mortgage Loan Trust, 2005-3 (1 mo. USD LIBOR + 0.480%)	2.288%	6/19/35	5,313,944	5,239,349	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.582%	6/19/45	2,656,850	1,767,951	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
HarborView Mortgage Loan Trust, 2006-02 (6 mo. USD LIBOR + 2.370%)	3.621%	2/25/36	1,176,546	$894,172	(d)
HarborView Mortgage Loan Trust, 2006-07 2A1A (1 mo. USD LIBOR + 0.200%)	2.008%	9/19/46	1,690,938	1,519,095	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.988%	11/19/46	254,719	220,330	(d)
IMPAC CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.392%	11/25/35	4,122,560	3,413,440	(d)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.372%	5/25/37	10,190,513	10,024,827	(a)(d)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1 (6 mo. USD LIBOR + 1.900%)	3.375%	3/25/35	91,092	92,756	(d)
Indymac Index Mortgage Loan Trust, 2005-AR13 (6 mo. USD LIBOR + 2.100%)	3.382%	8/25/35	207,728	178,276	(d)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B (1 mo. USD LIBOR + 0.210%)	2.082%	4/25/46	6,609,150	6,139,125	(d)
Jefferies & Co., 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	1.704%	12/26/36	18,386,177	11,387,791	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	3,120,000	3,251,669	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	1,602,000	1,679,675	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 D	4.815%	8/15/47	11,865,000	10,211,702	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,067,851
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	4.094%	11/15/47	7,777,000	6,330,173	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.453%	7/15/48	19,921,000	20,142,282	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.772%	8/15/48	10,543,000	10,871,393	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 C	4.619%	8/15/48	2,940,000	2,914,324	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	21,620,000	21,910,136
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	10,929,632	8,945,468	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	17,476,785	12,844,315
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	22,881,841	18,971,151	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.797%	2/12/49	16,863,831	12,217,845	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	4,345,692	4,268,148	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	11,332,458	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	457,009	471,096
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.475%	10/15/19	8,200,000	8,253,198	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E (1 mo. USD LIBOR + 3.550%)	5.327%	8/15/27	2,460,000	2,464,269	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.527%	5/15/28	17,708,248	17,637,810	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	4/25/48	115,934,500	115,508,209	(a)(d)
JPMorgan Reremic, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	2.108%	9/27/36	15,485,736	14,982,740	(a)(d)
JPMorgan Reremic, 2015-1 4A2	1.579%	9/27/36	14,095,166	9,645,425	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.230%	6/15/36	28,788	$2	(a)(d)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.529%	11/25/36	8,229,073	2,067,213	(d)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.452%	9/15/20	10,298,837	10,305,552	(a)(d)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 6.900%)	8.134%	9/15/28	13,844,281	13,950,758	(a)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1 (6 mo. USD LIBOR + 2.620%)	3.966%	7/25/34	328,238	311,820	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.082%	4/25/46	218,790	189,620	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,815,597	1,712,634	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,688,348	2,678,179	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.222%	5/25/35	2,696,048	2,252,390	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,124,770	5,452,334	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,125,072	860,977	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	7,132,801	5,891,273	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	110,000	114,408	(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,066,851	1,068,185
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A (12 mo. USD LIBOR + 2.000%)	3.680%	7/25/34	35,469	35,244	(d)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2 (6 mo. USD LIBOR + 1.940%)	3.222%	7/25/35	1,728,085	1,603,800	(d)
Morgan Stanley Re-remic Trust, 2015-R3 7A1 (12 mo. Monthly Treasury Average Index + 0.770%)	1.902%	4/26/47	21,826,480	21,151,919	(a)(d)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	9.802%	2/26/29	18,137,842	19,848,513	(a)(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	1.817%	4/16/36	61,234,378	52,569,475	(a)(d)
Multifamily Trust, 2016-1 B	10.578%	4/25/46	6,518,545	6,979,648	(a)(d)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	86,829	69,063
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	1.812%	2/26/46	10,528,254	8,969,430	(a)(d)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.529%	6/25/36	15,055,184	2,592,836	(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	35,444,361	26,441,033	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	2.322%	1/25/37	10,354,199	7,341,430	(d)
RBSSP Resecuritization Trust, 2009-12 9A2 (12 mo. USD LIBOR + 2.000%)	3.410%	3/25/36	12,202,440	10,992,800	(a)(d)
Residential Accredit Loans Inc., 2006-QO3 A1 (1 mo. USD LIBOR + 0.210%)	2.082%	4/25/46	13,296,319	6,672,714	(d)
Residential Accredit Loans Inc., 2006-QO3 A2 (1 mo. USD LIBOR + 0.260%)	2.132%	4/25/46	3,290,799	1,685,485	(d)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	3,092,766	2,828,772
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	625,615	518,816

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	344,454	$289,082
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	36,367	34,887
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	2.272%	5/25/34	14,534	14,014	(d)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.510%	6/15/33	34,970,000	35,233,779	(a)(d)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	10,787,606	(a)
Structured ARM Loan Trust, 2004-08 1A1 (6 mo. USD LIBOR + 2.080%)	3.471%	7/25/34	1,481	1,491	(d)
Structured ARM Loan Trust, 2004-09XS A (1 mo. USD LIBOR + 0.370%)	2.361%	7/25/34	41,938	42,164	(d)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	2.548%	10/19/33	160,037	154,105	(d)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1 (1 mo. USD LIBOR + 0.210%)	2.082%	4/25/36	1,997,329	1,838,910	(d)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.052%	7/25/46	194,747	176,327	(d)
Structured Asset Securities Corp., 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	1.921%	10/25/27	27,118	26,850	(d)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.911%	3/25/35	46,190	41,405	(a)(d)
Suntrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	2.222%	4/25/36	20,260,254	7,450,293	(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,411,370
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	39,270,000	38,799,074
Voyager BRSTN Delaware Trust, 2009-1 UAU7 (1 mo. USD LIBOR + 0.250%)	1.871%	12/26/36	264,544	264,478	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.011%	2/15/51	40,234,169	40,090,835	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.317%	9/25/33	12,210	12,576	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1 (1 mo. USD LIBOR + 0.290%)	2.162%	10/25/45	2,471,446	2,475,477	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1 (1 mo. USD LIBOR + 0.260%)	2.132%	11/25/45	6,633,867	6,574,358	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.352%	11/25/45	42,885,400	31,420,091	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	2.142%	12/25/45	7,659,613	7,528,572	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1 (12 mo. USD LIBOR + 1.550%)	3.020%	9/25/36	190,345	172,956	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	16,373,559	16,085,300	(a)(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.839%	3/25/37	19,507,509	1,805,681	(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	2.302%	6/25/37	7,066,808	5,950,029	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.427%	7/15/46	450,000	460,079	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,174,394	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,721,322
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	10,597,661
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	15,862,162

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	$16,560,026	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.240%	11/15/50	32,330,530	2,889,961	(d)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	42,355	42,711	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.740%	11/25/34	43,216	44,422	(d)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR2 1A1	3.539%	3/25/36	54,552,558	55,130,177	(d)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.436%	6/15/45	188,377	8,638	(a)(d)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.128%	6/15/46	4,790,000	4,361,002	(a)(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	282,057	(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.138%	3/15/47	49,642,929	2,243,235	(d)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,106,322	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,228,963,037)				2,185,994,401

MORTGAGE-BACKED SECURITIES - 24.5%
FHLMC - 4.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	3,372,814	3,801,218
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/19-11/1/36	55,441	58,508
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	4,635,512	5,105,779
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	7/1/23-9/1/47	86,336,763	90,611,916
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-12/1/47	158,738,648	163,818,746
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	2,943,624	2,905,110
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32-3/1/39	972,525	1,085,718
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	80,623,751	81,463,496
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	12,827,251	13,844,872
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	6,190,043	6,086,544
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/48	310,400,000	302,664,252	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/12/48	67,915,500	68,079,266	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/48	209,600,000	215,175,681	(l)

Total FHLMC				954,701,106

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 13.8%
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	26	$27
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-4/1/56	279,906,312	295,361,949
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	31,212,455	35,067,185
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,101,603
Federal National Mortgage Association (FNMA)	2.940%	7/1/27	22,800,000	22,252,531
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	20,995,865
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	13,733,967	13,324,422
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	15,091,824	16,856,345
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	4,869,008	5,457,828
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,865	3,314
Federal National Mortgage Association (FNMA)	3.000%	4/17/33-4/12/48	615,780,000	607,849,824	(l)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	107,596,536	116,222,619
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	225,085,262	225,743,899
Federal National Mortgage Association (FNMA) (12 mo. Monthly Treasury Average Index + 1.973%)	2.973%	11/1/35	39,826	41,638	(d)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	42,531,962	46,847,028
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-8/1/56	498,356,768	514,881,517
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-1/1/47	126,593,991	123,820,109
Federal National Mortgage Association (FNMA)	3.500%	4/1/48	70,244,514	70,203,351
Federal National Mortgage Association (FNMA)	3.500%	4/12/48	23,143,317	23,193,490	(l)
Federal National Mortgage Association (FNMA)	4.000%	4/12/48	77,900,000	79,946,684	(l)
Federal National Mortgage Association (FNMA)	4.500%	4/12/48	846,800,000	886,807,955	(l)
Federal National Mortgage Association (FNMA)	5.000%	4/12/48	85,000,000	90,803,906	(l)

Total FNMA				3,198,783,089

GNMA - 6.6%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	32,658	34,876
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	86,553	93,839
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	3,480,617	3,930,327
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	8,543,653	9,578,462
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	11,335	11,569
Government National Mortgage Association (GNMA) (1 mo. USD LIBOR + 0.400%)	2.222%	8/20/31	590	593	(d)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	7,234,583	7,970,322
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	11,764,086	12,690,887
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	2,002,620	2,309,404
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	5,332,407	5,956,074
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	39,341,286	41,387,026
Government National Mortgage Association (GNMA) II	3.500%	10/20/45-11/20/47	56,750,711	57,443,288

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	96,813,178		$99,636,467
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	99,735,201		98,222,853
Government National Mortgage Association (GNMA) II	3.000%	4/19/48	177,200,000		174,344,729	(l)
Government National Mortgage Association (GNMA) II	3.500%	4/19/48	85,000,000		85,831,736	(l)
Government National Mortgage Association (GNMA) II	4.000%	4/19/48	219,600,000		225,737,651	(l)
Government National Mortgage Association (GNMA) II	4.500%	4/19/48	674,700,000		701,516,660	(l)

Total GNMA					1,526,696,763

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,703,295,618)					5,680,180,958

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
Japan - 0.4%
Japanese Government CPI Linked Bond, Senior Bonds (Cost - $93,693,630)	0.100%	3/10/26	9,339,337,900	JPY	92,915,024

SENIOR LOANS - 6.9%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.130%	4/6/24	27,821,262		27,969,048	(d)(m)(n)
CS Intermediate Holdco 2 LLC, 2016 Term Loan B (3 mo. LIBOR + 2.000%)	4.302%	11/2/23	708,207		712,781	(d)(m)(n)

Total Auto Components					28,681,829

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.627%	5/2/22	32,874,758		33,164,680	(d)(m)(n)
ServiceMaster Co., 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.377%	11/8/23	11,652,942		11,714,843	(d)(m)(n)(o)

Total Diversified Consumer Services					44,879,523

Hotels, Restaurants & Leisure - 1.1%
1011778 B.C. Unlimited Liability Co., Term Loan B3	4.127-4.552%	2/16/24	27,863,688		27,927,551	(d)(m)(n)(o)
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.877%	3/11/25	28,408,800		28,681,042	(d)(m)(n)
Aristocrat Leisure Ltd., 2017 Incremental Term Loan (3 mo. LIBOR + 2.000%)	3.745%	10/19/24	4,309,200		4,336,133	(d)(m)(n)(o)
Aristocrat Leisure Ltd., 2017 Term Loan B2 (3 mo. LIBOR + 2.000%)	3.745%	10/20/21	18,626,401		18,733,112	(d)(m)(n)(o)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	4.236%	9/15/23	11,744,402		11,821,997	(d)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	12/22/24	33,758,393	$34,026,637	(d)(m)(n)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	8/8/21	1,985,998	2,001,512	(d)(m)(n)
Four Seasons Holdings Inc., 2018 Term Loan B	—	11/30/23	1,500,000	1,510,782	(o)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.877%	11/30/23	22,934,502	23,071,696	(d)(m)(n)(o)
Golden Nugget Inc., 2017 Incremental Term Loan	4.900-5.039%	10/4/23	22,349,528	22,566,050	(d)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.872%	10/25/23	34,701,184	34,929,900	(d)(m)(n)(o)
Las Vegas Sands LLC, 2018 Term Loan B	—	3/27/25	4,370,000	4,384,202	(o)
Scientific Games International Inc., 2018 Term Loan B5	4.627-4.744%	8/14/24	34,002,440	34,167,148	(d)(m)(n)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.380%	6/8/23	13,619,929	13,675,226	(d)(m)(n)(o)
Wyndham Hotels & Resorts Inc., Term Loan B	—	3/28/25	6,950,000	6,963,087	(o)

Total Hotels, Restaurants & Leisure				268,796,075

Media - 0.8%
CBS Radio Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.623%	11/17/24	21,855,225	21,971,320	(d)(m)(n)
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.880%	4/30/25	33,262,972	33,420,971	(d)(m)(n)
Lions Gate Entertainment Corp., 2018 Term Loan B	—	3/19/25	1,456,297	1,464,716	(o)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.720%	1/31/26	25,237,748	24,493,234	(d)(m)(n)
Sinclair Television Group Inc., 2017 Term Loan B	—	12/12/24	27,890,000	28,067,659	(o)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.627%	3/15/24	33,344,116	32,869,996	(d)(m)(n)
UPC Financing Partnership, USD Term Loan AR (1 mo. LIBOR + 2.500%)	4.277%	1/15/26	25,006,000	25,113,176	(d)(m)(n)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	4.277%	4/15/25	11,758,250	11,688,429	(d)(m)(n)

Total Media				179,089,501

Specialty Retail - 0.4%
Academy Ltd., 2015 Term Loan B	5.664-6.017%	7/1/22	15,899,242	12,745,897	(d)(m)(n)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.702-4.877%	11/8/23	2,539,176	2,548,063	(d)(m)(n)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.490-4.627%	1/30/23	24,937,781	25,086,710	(d)(m)(n)(o)
Party City Holdings Inc., 2018 Term Loan B	4.330-4.750%	8/19/22	22,553,327	22,669,229	(d)(m)(n)(o)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.772%	1/26/23	15,637,871	11,526,408	(d)(m)(n)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.680%	3/11/22	21,174,271	17,045,288	(d)(m)(n)

Total Specialty Retail				91,621,595

TOTAL CONSUMER DISCRETIONARY				613,068,523

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2017 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.627%	8/25/21	8,660,078	8,575,884	(d)(m)(n)
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.956%	6/22/23	12,791,430	12,655,521	(d)(m)(n)

Total Food & Staples Retailing				21,231,405

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.1%
Dole Food Co. Inc., 2017 Term Loan B	4.686-6.750%	4/6/24	1,579,874	$1,584,935	(d)(m)(n)
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.880%	5/24/24	31,951,531	32,058,856	(d)(m)(n)

Total Food Products				33,643,791

TOTAL CONSUMER STAPLES				54,875,196

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.302%	3/27/23	11,809,011	11,875,437	(d)(m)(n)

HEALTH CARE - 0.9%
Health Care Providers & Services - 0.4%
Air Medical Group Holdings Inc., 2018 Term Loan B1 (1 mo. LIBOR + 3.250%)	4.936%	4/28/22	15,255,417	15,337,659	(d)(m)(n)(o)
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	6/24/21	780,615	788,482	(d)(m)(n)
HCA Inc., 2018 Term Loan B10 (1 mo. LIBOR + 2.000%)	3.877%	3/7/25	21,880,271	22,067,172	(d)(m)(n)(o)
Jaguar Holding Co. II, 2017 Term Loan	4.627-5.052%	8/18/22	32,517,257	32,663,584	(d)(m)(n)(o)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 2.750%)	5.052%	6/7/23	32,348,927	32,541,016	(d)(m)(n)

Total Health Care Providers & Services				103,397,913

Health Care Technology - 0.2%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	3/1/24	38,330,838	38,466,606	(d)(m)(n)

Life Sciences Tools & Services - 0.1%
PAREXEL International Corp., Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	9/27/24	26,251,564	26,290,941	(d)(m)(n)

Pharmaceuticals - 0.2%
Akorn Inc., Term Loan B (1 mo. LIBOR + 4.250%)	6.188%	4/16/21	3,184,450	3,171,515	(d)(m)(n)
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. LIBOR + 2.250%)	4.127%	5/20/24	22,757,251	22,880,527	(d)(m)(n)
Valeant Pharmaceuticals International Inc., Term Loan B Series F4 (1 mo. LIBOR + 3.500%)	5.240%	4/1/22	21,975,747	22,235,346	(d)(m)(n)

Total Pharmaceuticals				48,287,388

TOTAL HEALTH CARE				216,442,848

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	4.072%	4/3/22	31,977,069	32,041,471	(d)(m)(n)
XPO Logistics Inc., 2018 Term Loan B (3 mo. LIBOR + 2.000%)	3.920%	2/24/25	41,394,580	41,593,812	(d)(m)(n)

Total Air Freight & Logistics				73,635,283

Airlines - 0.2%
Air Canada, 2018 Term Loan B (3 mo. LIBOR + 2.000%)	3.984%	10/6/23	2,487,500	2,502,010	(d)(m)(n)
American Airlines Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.777%	12/14/23	10,177,180	10,198,084	(d)(m)(n)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.875%	6/26/20	20,793,346	20,849,218	(d)(m)(n)

Total Airlines				33,549,312

Building Products - 0.2%
GYP Holdings III Corp., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.772%	4/1/23	4,282,618	4,305,367	(d)(m)(n)
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.627%	11/15/23	33,925,721	34,116,553	(d)(m)(n)(o)

Total Building Products				38,421,920

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.1%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.808-4.877%	12/18/20	4,171,511	$4,202,798	(d)(m)(n)
Wrangler Buyer Corp., Term Loan B (1 mo. LIBOR + 3.000%)	4.877%	9/27/24	8,488,725	8,550,625	(d)(m)(n)

Total Commercial Services & Supplies				12,753,423

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2017 First Lien Term Loan B (3 mo. LIBOR + 2.000%)	3.695%	5/31/23	5,032,652	5,049,954	(d)(m)(n)(o)

Professional Services - 0.1%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.877%	4/10/23	32,663,207	32,794,970	(d)(m)(n)(o)

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.936%	1/2/25	26,519,000	26,681,058	(d)(m)(n)
Delos Finance SARL, 2018 Term Loan B (3 mo. LIBOR + 1.750%)	4.052%	10/6/23	3,750,000	3,770,625	(d)(m)(n)

Total Trading Companies & Distributors				30,451,683

Transportation Infrastructure - 0.0%
Flying Fortress Inc., 2018 Term Loan B (3 mo. LIBOR + 1.750%)	4.052%	10/30/22	7,134,880	7,172,466	(d)(m)(n)(o)

TOTAL INDUSTRIALS				233,829,011

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Allflex Holdings III Inc., New First Lien Term Loan (6 mo. LIBOR + 3.250%)	5.138%	7/20/20	2,387,500	2,405,903	(d)(m)(n)
Zebra Technologies Corp., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.752%	10/27/21	11,529,475	11,607,541	(d)(m)(n)

Total Electronic Equipment, Instruments & Components				14,013,444

IT Services - 0.1%
First Data Corp., 2022 USD Term Loan (1 mo. LIBOR + 2.250%)	4.122%	7/8/22	8,690,959	8,713,225	(d)(m)(n)
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	4.122%	4/26/24	25,109,941	25,179,245	(d)(m)(n)

Total IT Services				33,892,470

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Term Loan (1 mo. LIBOR + 2.000%)	3.880%	4/26/22	4,488,579	4,523,177	(d)(m)(n)(o)
ON Semiconductor Corp., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.877%	3/31/23	19,188,135	19,311,649	(d)(m)(n)

Total Semiconductors & Semiconductor Equipment				23,834,826

Software - 0.2%
Dell Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.880%	9/7/23	19,025,275	19,066,902	(d)(m)(n)
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.630%	9/7/21	14,403,519	14,414,250	(d)(m)(n)
MA FinanceCo., LLC, USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.627%	6/21/24	365,911	362,405	(d)(m)(n)
Seattle Spinco Inc., USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.627%	6/21/24	2,471,089	2,471,706	(d)(m)(n)

Total Software				36,315,263

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	3.877%	4/29/23	28,143,672	$28,345,969	(d)(m)(n)

TOTAL INFORMATION TECHNOLOGY				136,401,972

MATERIALS - 0.5%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.377%	10/31/23	22,524,610	22,605,947	(d)(m)(n)
American Builders & Contractors Supply Co. Inc., Term Loan B2	—	10/31/23	8,140,000	8,140,000	(o)

Total Construction Materials				30,745,947

Containers & Packaging - 0.4%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	3.740-3.877%	10/1/22	30,402,900	30,562,029	(d)(m)(n)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	3.740%	1/19/24	696,482	700,400	(d)(m)(n)
Berry Plastics Group Inc., Term Loan P (1 mo. LIBOR + 2.000%)	3.740%	1/6/21	3,559,660	3,579,683	(d)(m)(n)
BWAY Holding Co., 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.958%	4/3/24	10,881,923	10,948,803	(d)(m)(n)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.627%	2/5/23	32,109,507	32,310,192	(d)(m)(n)

Total Containers & Packaging				78,101,107

TOTAL MATERIALS				108,847,054

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.000%)	3.877%	4/25/23	34,442,897	34,567,753	(d)(m)(n)(o)
VICI Properties 1 LLC, Replacement Term Loan B (1 mo. LIBOR + 2.000%)	3.854%	12/20/24	19,029,091	19,114,988	(d)(m)(n)

Total Equity Real Estate Investment Trusts (REITs)				53,682,741

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.377%	4/18/24	18,439,241	18,544,400	(d)(m)(n)
Realogy Corp., 2018 Term Loan B (1 mo. LIBOR + 2.250%)	3.961%	2/8/25	8,648,325	8,712,106	(d)(m)(n)(o)

Total Real Estate Management & Development				27,256,506

TOTAL REAL ESTATE				80,939,247

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.627%	1/31/25	20,603,861	20,314,130	(d)(m)(n)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	4.111%	2/22/24	33,602,000	33,688,626	(d)(m)(n)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.027%	9/30/25	17,079,000	17,089,674	(d)(m)(n)
Unitymedia Finance LLC, USD Term Loan D (1 mo. LIBOR + 2.250%)	4.027%	1/15/26	13,900,000	13,897,832	(d)(m)(n)
Virgin Media Bristol LLC, 2017 USD Term Loan (1 mo. LIBOR + 2.500%)	4.277%	1/15/26	34,391,871	34,606,820	(d)(m)(n)(o)

Total Diversified Telecommunication Services				119,597,082

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	4.036%	7/17/25	11,658,917		$11,661,832	(d)(m)(n)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	4.438%	2/2/24	11,416,684		11,432,736	(d)(m)(n)

Total Wireless Telecommunication Services					23,094,568

TOTAL TELECOMMUNICATION SERVICES					142,691,650

UTILITIES - 0.0%
Electric Utilities - 0.0%
TEX Operations Co., LLC, Exit Term Loan B (1 mo. LIBOR + 2.500%)	4.377%	8/4/23	1,592,963		1,605,706	(d)(m)(n)
TEX Operations Co., LLC, Exit Term Loan C (1 mo. LIBOR + 2.500%)	4.377%	8/4/23	283,005		285,269	(d)(m)(n)

TOTAL UTILITIES					1,890,975

TOTAL SENIOR LOANS (Cost - $1,613,225,995)					1,600,861,913

SOVEREIGN BONDS - 6.0%
Argentina - 0.8%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		9,474,787	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		8,205,600	(a)
Republic of Argentina, Bonds	21.200%	9/19/18	9,942,000	ARS	492,582
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	67,940,000	ARS	3,577,159	(d)
Republic of Argentina, Bonds	18.200%	10/3/21	626,050,000	ARS	31,266,255
Republic of Argentina, Senior Bonds	5.625%	1/26/22	48,140,000		48,958,380
Republic of Argentina, Senior Bonds	7.500%	4/22/26	6,170,000		6,598,815
Republic of Argentina, Senior Bonds	7.125%	7/6/36	3,600,000		3,474,000
Republic of Argentina, Senior Bonds	7.625%	4/22/46	5,450,000		5,429,562
Republic of Argentina, Senior Notes	4.625%	1/11/23	11,810,000		11,399,721
Republic of Argentina, Senior Notes	5.875%	1/11/28	1,390,000		1,309,901
Republic of Argentina, Senior Notes	6.875%	1/11/48	49,940,000		45,663,887

Total Argentina					175,850,649

Brazil - 1.2%
Federative Republic of Brazil, Notes	10.000%	1/1/21	430,023,000	BRL	136,658,762
Federative Republic of Brazil, Notes	10.000%	1/1/23	270,145,000	BRL	85,367,707
Federative Republic of Brazil, Notes	10.000%	1/1/27	34,396,000	BRL	10,718,309
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	25,970,000		25,547,987
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	20,650,000		18,605,856
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		4,269,990

Total Brazil					281,168,611

China - 0.3%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	17,456,807	(j)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	8,899,185	(j)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	40,882,201	(j)

Total China					67,238,193

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	19,220,000		20,997,850

Ecuador - 0.1%
Republic of Ecuador, Senior Notes	7.875%	1/23/28	14,140,000		13,665,603	(a)

Egypt - 0.1%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	15,630,000		15,885,207	(a)

Indonesia - 0.4%
Republic of Indonesia, Notes	3.750%	4/25/22	22,550,000		22,630,188	(j)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		371,316	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		327,253	(j)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		532,788	(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		$8,205,513	(j)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	10,410,000		10,219,455	(a)
Republic of Indonesia, Senior Notes	3.500%	1/11/28	3,010,000		2,887,180
Republic of Indonesia, Senior Notes	4.625%	4/15/43	5,050,000		4,966,756	(j)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	22,340,000		23,302,497	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,610,000		3,765,533	(j)
Republic of Indonesia, Senior Notes	5.250%	1/8/47	11,750,000		12,507,781	(a)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	3,900,000		3,873,788	(a)
Republic of Indonesia, Senior Notes	4.350%	1/11/48	3,350,000		3,199,190

Total Indonesia					96,789,238

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	7,780,000		8,145,092	(j)
Republic of Kenya, Senior Notes	7.250%	2/28/28	8,110,000		8,494,414	(a)

Total Kenya					16,639,506

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	24,270,000		23,844,814	(a)

Mexico - 1.6%
United Mexican States, Senior Bonds	6.500%	6/9/22	2,253,009,800	MXN	120,833,451
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	20,511,876
United Mexican States, Senior Bonds	7.750%	11/23/34	381,940,000	MXN	21,472,885
United Mexican States, Senior Bonds	7.750%	11/13/42	2,328,076,200	MXN	130,104,628
United Mexican States, Senior Bonds	8.000%	11/7/47	776,500,000	MXN	44,613,983
United Mexican States, Senior Notes	4.600%	2/10/48	49,370,000		46,901,500

Total Mexico					384,438,323

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.500%	11/28/27	8,130,000		8,255,446	(a)
Republic of Nigeria, Senior Notes	7.143%	2/23/30	9,270,000		9,645,435	(a)

Total Nigeria					17,900,881

Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		2,994,050
Republic of Peru, Senior Bonds	5.625%	11/18/50	14,180,000		17,086,900

Total Peru					20,080,950

Poland - 0.1%
Republic of Poland, Senior Notes	4.000%	1/22/24	34,880,000		36,287,687

Russia - 0.8%
Russian Federal Bond, Bonds	7.000%	8/16/23	1,729,150,000	RUB	30,908,132
Russian Federal Bond, Bonds	7.750%	9/16/26	256,110,000	RUB	4,734,330
Russian Federal Bond, Bonds	8.150%	2/3/27	1,883,280,000	RUB	35,689,697
Russian Federal Bond, Bonds	7.050%	1/19/28	6,370,818,000	RUB	112,123,060

Total Russia					183,455,219

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		25,978,698	(a)

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,441,485,587)					1,380,221,430

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.3%
U.S. Government Agencies - 0.9%
Federal Home Loan Bank (FHLB), Bonds	0.625%	8/7/18	10,960,000	$10,909,299
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,451,314
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	61,712,581
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	83,870,000	80,917,998
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	13,595,022
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	14,572,801
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,761,753
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,177,106

Total U.S. Government Agencies				198,097,874

U.S. Government Obligations - 17.4%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,442,848
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	8,923,923
U.S. Treasury Bonds	3.750%	11/15/43	1,158,380,000	1,323,403,904
U.S. Treasury Bonds	2.500%	2/15/45	74,130,000	67,704,435
U.S. Treasury Bonds	3.000%	5/15/45	622,540,000	626,601,102
U.S. Treasury Bonds	3.000%	2/15/47	756,630,000	760,826,936
U.S. Treasury Bonds	3.000%	5/15/47	182,636,000	183,567,016
U.S. Treasury Bonds	2.750%	8/15/47	127,095,000	121,494,877
U.S. Treasury Bonds	2.750%	11/15/47	231,550,000	221,401,599
U.S. Treasury Bonds	3.000%	2/15/48	139,420,000	140,236,915
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,647,454
U.S. Treasury Notes	1.875%	12/15/20	94,230,000	93,033,721
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,272,783
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	42,655,866
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	69,642,890
U.S. Treasury Notes	1.250%	7/31/23	47,490,000	44,334,512
U.S. Treasury Notes	1.375%	8/31/23	68,730,000	64,504,209
U.S. Treasury Notes	2.000%	5/31/24	147,285,000	141,822,223
U.S. Treasury Notes	2.125%	11/30/24	68,830,000	66,519,086
U.S. Treasury Notes	2.250%	11/15/25	21,730,000	21,036,932
U.S. Treasury Notes	2.750%	2/15/28	18,456,000	18,467,896
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,107,457

Total U.S. Government Obligations				4,040,648,584

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,279,173,493)				4,238,746,458

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	8,718,251	9,765,642
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,731,662	14,820,177
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	11,941,123	15,173,559
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	73,221,413	71,382,686
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	31,841,688	31,638,126
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	192,874,736	185,441,406

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $328,520,981)				328,221,596

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.624%		431,316	11,205,589	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		RATE		SHARES	VALUE
Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)		8.137%		63,425	$1,724,526	(d)

TOTAL PREFERRED STOCKS (Cost - $12,150,259)					12,930,115

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
Euro Bund Futures, Call @ 159.00 EUR		4/20/18	297	29,700,000	281,392
Euro Bund Futures, Put @ 158.00 EUR		4/20/18	599	59,900,000	81,074
Euro Currency Futures, Call @ $1.24		4/6/18	169	21,125,000	61,263
Euro Currency Futures, Put @ $1.25		5/4/18	35	4,375,000	84,875
U.S. Treasury 5-Year Notes Futures, Put @ $106.75		4/20/18	28,777	28,777,000	28,777
U.S. Treasury 5-Year Notes Futures, Put @ $111.00		5/25/18	6,346	6,346,000	99,156
U.S. Treasury 10-Year Notes Futures, Call @ $120.00		4/20/18	387	387,000	483,750
U.S. Treasury 10-Year Notes Futures, Call @ $121.25		4/20/18	194	194,000	81,845
U.S. Treasury 10-Year Notes Futures, Put @ $116.50		4/20/18	1,500	1,500,000	1,500
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00		4/20/18	1,298	1,298,000	3,731,750
U.S. Treasury Long-Term Bonds Futures, Call @ $145.00		4/20/18	1,000	1,000,000	2,078,125
U.S. Treasury Long -Term Bonds Futures, Call @ $145.50		4/20/18	243	243,000	417,656

Total Exchange-Traded Purchased Options					7,431,163

	COUNTERPARTY
OTC Purchased Options - 0.0%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Call @ $62.50	Bank of America N.A.	4/18/18	42,085,000	42,085,000	18,990
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Call @ $65.00	Bank of America N.A.	6/20/18	42,085,000	42,085,000	81,003
U.S. Dollar/Euro, Call @ $1.23	Citibank N.A.	4/27/18	223,955,000	223,955,000	1,463,098
U.S. Dollar/Euro, Call @ $1.23	Citibank N.A.	5/11/18	217,310,000	217,310,000	1,362,751

Total OTC Purchased Options					2,925,842

TOTAL PURCHASED OPTIONS (Cost - $7,976,767)					10,357,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $23,082,103,300)					23,019,628,570

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 15.6%
COMMERCIAL PAPER - 4.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.		2.314%	6/25/18	195,180,000	194,081,222	(p)
JPMorgan Securities LLC		2.284%	6/25/18	201,720,000	200,561,232	(p)(q)
Natixis NY		2.314%	6/25/18	196,600,000	195,527,830	(p)
Royal Bank of Canada		2.303%	6/22/18	136,320,000	135,556,608	(p)
Skandinaviska Enskilda Banken AB		2.212%	6/14/18	25,531,000	25,418,617	(p)
Skandinaviska Enskilda Banken AB		2.212%	6/14/18	50,000,000	49,779,909	(p)
Standard Chartered Bank		2.343%	6/22/18	203,200,000	202,115,702	(p)(q)

TOTAL COMMERCIAL PAPER (Cost - $1,003,275,385)					1,003,041,120

CERTIFICATES OF DEPOSIT - 1.3%
Mizuho Bank Ltd.		2.250%	6/18/18	76,621,000	76,631,401
Norinchukin Bank		2.280%	6/28/18	218,130,000	218,130,000

TOTAL CERTIFICATES OF DEPOSIT (Cost - $3,612,708,419)					294,761,401

				SHARES
MONEY MARKET FUNDS - 10.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,314,682,034)		1.590%		2,314,682,034	2,314,682,034	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,612,708,419)					3,612,484,555

TOTAL INVESTMENTS - 114.8% (Cost - $26,694,811,719)					26,632,113,125
Liabilities in Excess of Other Assets - (14.8)%					(3,424,062,413)

TOTAL NET ASSETS - 100.0%					$23,208,050,712

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on these securities is currently in default as of March 31, 2018.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Security is valued using significant unobservable inputs (See Note 1).

(i)	The maturity principal is currently in default as of March 31, 2018.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2018, the Fund held TBA securities with a total cost of $3,444,748,235.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of March 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(p)	Rate shown represents yield-to-maturity.

(q)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(r)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $2,314,682,034 and the cost was $2,314,682,034 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro Bund Futures, Put	4/20/18	157.50	EUR	297	$29,700,000	$25,581
Euro Bund Futures, Call	4/20/18	160.00	EUR	749	74,900,000	258,050
Euro Bund Futures, Call	5/25/18	158.00	EUR	300	30,000,000	671,826
Japanese Yen Futures, Call	5/4/18	96.00	JPY	335	418,750	175,875
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	$114.75		1,014	1,014,000	190,125
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	114.50		1,014	1,014,000	285,187
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	114.00		3,023	3,023,000	1,747,672
U.S. Treasury 5-Year Notes Futures, Put	5/25/18	113.25		998	998,000	85,766
U.S. Treasury 5-Year Notes Futures, Put	4/20/18	114.00		2,449	2,449,000	267,859
U.S. Treasury 5-Year Notes Futures, Put	4/6/18	114.25		405	405,000	37,969
U.S. Treasury 10-Year Notes Futures, Call	4/6/18	121.50		388	388,000	66,687
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	121.50		873	873,000	272,812
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	120.75		437	437,000	300,438
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	121.00		1,822	1,822,000	996,406
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	120.50		1,934	1,934,000	1,662,031
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	123.00		691	691,000	140,359
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	121.50		966	966,000	588,656
U.S. Treasury Long Term Bonds Futures, Call	5/25/18	147.00		479	479,000	770,891
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	121.00		966	966,000	799,969
U.S. Treasury 10-Year Notes Futures, Put	4/20/18	120.50		1,601	1,601,000	325,203
U.S. Treasury Long Term Bonds Futures, Call	4/20/18	146.00		666	666,000	936,563
U.S. Treasury Long Term Bonds Futures, Put	4/6/18	145.00		97	97,000	13,641
U.S. Treasury Long-Term Bonds Futures, Call	4/6/18	145.00		847	847,000	1,495,484
U.S. Treasury Long-Term Bonds Futures, Call	4/20/18	147.00		291	291,000	263,719
U.S. Treasury Long-Term Bonds Futures, Call	4/20/18	147.50		485	485,000	348,594
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	149.00		381	381,000	327,422
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	148.00		286	286,000	339,625
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	150.00		1,427	1,427,000	891,875

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,149,777)						$14,286,285

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.30 Index, Call	Bank of America N.A.	4/18/18	$55.00		42,085,000	42,085,000	‡	$3,962
U.S. Dollar/Euro, Put	Citibank N.A.	4/27/18	1.27		223,955,000	223,955,000		144,899
U.S. Dollar/Euro, Put	Citibank N.A.	5/11/18	1.26		217,310,000	217,310,000		483,732
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	4/16/18	18.42	MXN	52,530,000	52,530,000		693,396
U.S. Dollar/Mexican Peso, Call	Merrill Lynch Capital Services, Inc.	7/5/18	21.70	MXN	55,530,000	55,530,000		72,300

TOTAL OTC WRITTEN OPTIONS (Premiums received - $5,236,128)								$1,398,289

TOTAL WRITTEN OPTIONS (Premiums received - $15,385,905)								$15,684,574

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

EUR	— Euro
MXN	— Mexican Peso

‡	In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	27,466	12/19	$6,676,136,814	$6,675,267,975	$(868,839)
90-Day Eurodollar	402	3/20	98,184,199	97,691,025	(493,174)
90-Day Eurodollar	18,714	6/20	4,550,325,723	4,547,502,000	(2,823,723)
90-Day Eurodollar	3,783	3/21	922,748,234	918,985,275	(3,762,959)
Canadian Dollar	4,048	6/18	316,045,221	314,226,000	(1,819,221)
Euro	2,542	6/18	394,205,225	392,691,338	(1,513,887)
Euro-Bobl	240	6/18	38,461,259	38,759,165	297,906
Mexican Peso	18,814	6/18	497,739,955	510,894,170	13,154,215
U.S. Treasury 2-Year Notes	2,815	6/18	598,482,099	598,495,394	13,295
U.S. Treasury 5-Year Notes	52,875	6/18	6,031,583,192	6,052,122,097	20,538,905
U.S. Treasury 10-Year Notes	19,567	6/18	2,349,591,648	2,370,358,609	20,766,961
U.S. Treasury Ultra Long-Term Bonds	9,787	6/18	1,519,884,322	1,570,507,656	50,623,334

					94,112,813

Contracts to Sell:
3-Month Euribor	9,649	6/18	2,977,636,803	2,977,650,358	(13,555)
90-Day Eurodollar	15,276	6/18	3,732,017,603	3,731,163,000	854,603
90-Day Eurodollar	1,210	9/18	297,000,318	295,315,625	1,684,693
90-Day Eurodollar	5,468	12/18	1,339,216,970	1,332,893,350	6,323,620
Australian 10-Year Bonds	295	6/18	28,840,369	29,367,907	(527,538)
Australian Dollar	1,082	6/18	85,248,832	83,054,320	2,194,512
British Pound	371	6/18	32,332,516	32,596,988	(264,472)
Euro BTP	217	6/18	36,671,350	37,057,982	(386,632)
Euro-Bund	10,416	6/18	2,017,091,402	2,043,312,912	(26,221,510)
Euro-Buxl	488	6/18	96,725,520	99,303,984	(2,578,464)
Japanese 10-Year Bond	331	6/18	468,757,344	469,008,693	(251,349)
Japanese Yen	2,436	6/18	288,573,188	287,554,575	1,018,613
U.S. Treasury Long-Term Bonds	6,604	6/18	949,771,260	968,311,500	(18,540,240)
U.S. Treasury Ultra 10-Year Notes	5,927	6/18	758,514,137	769,676,516	(11,162,379)

					(47,870,098)

Net unrealized appreciation on open futures contracts					$46,242,715

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	920,780,000	USD	47,083,476	Citibank N.A.	4/9/18	$(1,469,447)
ARS	42,260,000	USD	2,153,925	Citibank N.A.	4/9/18	(60,429)
USD	22,334,817	ARS	451,610,000	Citibank N.A.	4/9/18	(37,250)
USD	7,283,877	ARS	147,280,000	Citibank N.A.	4/9/18	(12,148)
USD	7,344,538	ARS	148,580,000	Citibank N.A.	4/9/18	(15,888)
USD	10,655,957	ARS	215,570,000	Citibank N.A.	4/9/18	(23,051)
ARS	146,840,000	USD	7,499,489	JPMorgan Chase & Co.	4/9/18	(225,261)
USD	7,263,913	ARS	146,840,000	JPMorgan Chase & Co.	4/9/18	(10,315)
IDR	1,259,018,930,000	USD	92,998,887	Bank of America N.A.	4/19/18	(1,665,636)
USD	330,055,456	JPY	35,859,040,000	Bank of America N.A.	4/19/18	(7,260,749)
EUR	21,500,000	USD	26,403,226	Barclays Bank PLC	4/19/18	79,507
EUR	900,000	USD	1,111,972	Barclays Bank PLC	4/19/18	(3,392)
EUR	1,200,000	USD	1,472,947	Barclays Bank PLC	4/19/18	5,159
EUR	3,700,000	USD	4,570,921	Barclays Bank PLC	4/19/18	(13,427)
IDR	827,655,450,000	USD	61,737,688	Barclays Bank PLC	4/19/18	(1,696,921)
INR	1,723,140,000	USD	26,662,850	Barclays Bank PLC	4/19/18	(293,390)
JPY	19,304,440,965	USD	174,411,978	Barclays Bank PLC	4/19/18	7,179,630
MXN	1,570,500,000	USD	83,511,026	Barclays Bank PLC	4/19/18	2,664,270
USD	1,447,256	AUD	1,818,001	Barclays Bank PLC	4/19/18	50,958
USD	240,566,813	CNY	1,574,197,056	Barclays Bank PLC	4/19/18	(9,492,028)
USD	117,321,682	EUR	95,946,288	Barclays Bank PLC	4/19/18	(860,640)
USD	1,477,534	EUR	1,200,000	Barclays Bank PLC	4/19/18	(572)
USD	1,235,593	EUR	1,000,000	Barclays Bank PLC	4/19/18	3,838
USD	40,646,243	EUR	32,860,000	Barclays Bank PLC	4/19/18	170,773
USD	5,559,053	EUR	4,500,000	Barclays Bank PLC	4/19/18	16,155
USD	3,088,155	EUR	2,500,000	Barclays Bank PLC	4/19/18	8,767
USD	248,663	EUR	200,000	Barclays Bank PLC	4/19/18	2,312
USD	4,328,436	EUR	3,500,000	Barclays Bank PLC	4/19/18	17,293
USD	617,501	EUR	500,000	Barclays Bank PLC	4/19/18	1,624
USD	6,289,330	EUR	5,100,000	Barclays Bank PLC	4/19/18	7,380
USD	21,313,078	GBP	15,513,000	Barclays Bank PLC	4/19/18	(465,474)
USD	563,924	JPY	60,000,000	Barclays Bank PLC	4/19/18	(480)
USD	952,318	JPY	100,000,000	Barclays Bank PLC	4/19/18	11,646
USD	661,159	JPY	70,000,000	Barclays Bank PLC	4/19/18	2,688
USD	942,742	JPY	100,000,000	Barclays Bank PLC	4/19/18	2,069
USD	947,116	JPY	100,000,000	Barclays Bank PLC	4/19/18	6,443
USD	77,317	PHP	3,909,000	Barclays Bank PLC	4/19/18	2,461
BRL	638,583,700	USD	196,013,843	Citibank N.A.	4/19/18	(2,841,238)
CAD	484,376,285	USD	388,423,923	Citibank N.A.	4/19/18	(12,331,384)
EUR	6,700,000	USD	8,342,518	Citibank N.A.	4/19/18	(89,760)
EUR	1,500,000	USD	1,864,238	Citibank N.A.	4/19/18	(16,605)
EUR	300,000	USD	374,507	Citibank N.A.	4/19/18	(4,981)
EUR	22,000,000	USD	27,630,416	Citibank N.A.	4/19/18	(531,806)
EUR	600,000	USD	747,000	Citibank N.A.	4/19/18	(7,947)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	212,742,905	CNH	1,394,636,113	Citibank N.A.	4/19/18	$(9,476,758)
USD	112,995,618	EUR	90,740,000	Citibank N.A.	4/19/18	1,226,168
USD	2,098,497	EUR	1,700,000	Citibank N.A.	4/19/18	4,513
USD	10,442,973	EUR	8,500,000	Citibank N.A.	4/19/18	(26,945)
USD	86,455,055	EUR	69,904,755	Citibank N.A.	4/19/18	349,522
USD	4,942,680	EUR	4,000,000	Citibank N.A.	4/19/18	15,660
USD	5,786,452	EUR	4,700,000	Citibank N.A.	4/19/18	(2,797)
USD	3,322,134	EUR	2,700,000	Citibank N.A.	4/19/18	(3,605)
USD	11,591,892	EUR	9,300,000	Citibank N.A.	4/19/18	136,570
USD	616,895	EUR	500,000	Citibank N.A.	4/19/18	1,018
USD	35,862,499	GBP	25,190,000	Citibank N.A.	4/19/18	498,499
USD	470,672	JPY	50,000,000	Citibank N.A.	4/19/18	336
USD	750,378	JPY	80,000,000	Citibank N.A.	4/19/18	(2,160)
USD	115,438,296	MXN	2,232,114,892	Citibank N.A.	4/19/18	(7,040,636)
INR	9,049,680,000	USD	140,453,191	JPMorgan Chase & Co.	4/19/18	(1,964,632)
USD	100,041,129	PHP	5,227,149,000	Deutsche Bank AG	5/15/18	69,478
USD	100,226,427	PHP	5,233,824,000	Deutsche Bank AG	5/15/18	127,113
USD	12,313,177	MXN	244,724,400	Bank of America N.A.	7/9/18	(947,149)
MXN	244,724,400	USD	12,317,051	Barclays Bank PLC	7/9/18	943,276
ARS	451,610,000	USD	20,416,365	Citibank N.A.	10/3/18	(11,080)
ARS	147,280,000	USD	6,658,228	Citibank N.A.	10/3/18	(3,613)
ARS	215,570,000	USD	9,741,075	Citibank N.A.	10/3/18	(885)
ARS	148,580,000	USD	6,713,963	Citibank N.A.	10/3/18	(610)
ARS	146,840,000	USD	6,639,837	JPMorgan Chase & Co.	10/3/18	(5,103)

Total						$(45,311,066)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	295,460,000		3/29/19	3-month LIBOR quarterly	1.597% semi-annually	—	$(2,355,200)
	195,170,000		9/28/19	3-month LIBOR quarterly	1.705% semi-annually	—	(2,294,462)
	404,740,000		10/17/19	3-month LIBOR quarterly	1.138% semi-annually	—	(8,367,477)
	483,220,000		6/14/20	3-month LIBOR quarterly	1.671% semi-annually	$(102,161)	(9,414,509)
	409,851,000		5/31/22	3-month LIBOR quarterly	2.250% semi-annually	707,120	(7,858,098)
	119,020,000		12/1/22	3-month LIBOR quarterly	2.169% semi-annually	—	(2,833,131)
	2,114,967,000		5/15/23	3-month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.355% quarterly	(1,120,011)	2,388,378
	676,158,000		11/15/43	2.474% semi-annually	3-month LIBOR quarterly	7,381,803	44,683,444
	354,231,000		11/15/43	2.950% semi-annually	3-month LIBOR quarterly	856,372	(5,436,724)
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-month JPY LIBOR-semi-annually	—	5,916,726
	98,550,000	EUR	8/23/47	1.498% annually	6-month EURIBOR semi-annually	91,794	(622,415)

Total						$7,814,917	$13,806,532

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	$21,430,000	3/20/24	0.78%	1.000% quarterly	$257,340	$(273,510)	$530,850

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.23 Index	$193,240,000	12/20/19	1.000% quarterly	$2,376,079	$2,398,666	$(22,587)
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	2,426,316	2,457,670	(31,354)
Markit CDX.NA.IG.29 Index	2,569,200,000	12/20/22	1.000% quarterly	47,681,783	51,804,888	(4,123,105)

Total	$2,900,960,000			$52,484,178	$56,661,224	$(4,177,046)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.29 Index	$181,910,000	12/20/22	5.000% quarterly	$(11,806,505)	$(11,984,940)	$178,435

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse	17,657,384	EUR	5/29/20	3-month EURIBOR quarterly	Magnolia Finance X Ltd.,16-1HAA A due 05/29/20 quarterly	—	$175,410	[6,7]

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(6)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(7)	Swap contract is valued using significant unobservable inputs (See Note 1).

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,006,099,836	$79,908,082	$2,086,007,918
Industrials	—	262,922,739	645,121	263,567,860
Other Corporate Bonds & Notes	—	3,807,136,711	—	3,807,136,711
Asset-Backed Securities	—	1,285,346,471	47,140,710	1,332,487,181
Collateralized Mortgage Obligations	—	2,155,469,592	30,524,809	2,185,994,401
Mortgage-Backed Securities	—	5,680,180,958	—	5,680,180,958
Non-U.S. Treasury Inflation Protected Securities	—	92,915,024	—	92,915,024
Senior Loans	—	1,600,861,913	—	1,600,861,913
Sovereign Bonds	—	1,380,221,430	—	1,380,221,430
U.S. Government & Agency Obligations	—	4,238,746,458	—	4,238,746,458
U.S. Treasury Inflation Protected Securities	—	328,221,596	—	328,221,596
Preferred Stocks	$12,930,115	—	—	12,930,115
Purchased Options:
Exchange-Traded Purchased Options	7,431,163	—	—	7,431,163
OTC Purchased Options	—	2,925,842	—	2,925,842

Total Long-Term Investments	20,361,278	22,841,048,570	158,218,722	23,019,628,570

Short-Term Investments†	—	3,612,484,555	—	3,612,484,555

Total Investments	20,361,278	26,453,533,125	158,218,722	26,632,113,125

Other Financial Instruments:
Futures Contracts	117,470,657	—	—	117,470,657
Forward Foreign Currency Contracts	—	13,605,126	—	13,605,126
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	257,340	—	257,340
OTC Total Return Swaps‡	—	—	175,410	175,410
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	178,435	—	178,435
Centrally Cleared Interest Rate Swaps	—	52,988,548	—	52,988,548

Total Other Financial Instruments	117,470,657	67,029,449	175,410	184,675,516

Total	$137,831,935	$26,520,562,574	$158,394,132	$26,816,788,641

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$14,286,285	—	—	$14,286,285
OTC Written Options	—	$1,398,289	—	1,398,289
Futures Contracts	71,227,942	—	—	71,227,942
Forward Foreign Currency Contracts	—	58,916,192	—	58,916,192
Centrally Cleared Interest Rate Swaps	—	39,182,016	—	39,182,016
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,177,046	—	4,177,046

Total	$85,514,227	$103,673,543	—	$189,187,770

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,207,737,972	$3,218,844,062	3,218,844,062	$3,111,900,000	3,111,900,000	—	$9,640,795	—	$2,314,682,034

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 29, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2018